UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

This semi-annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - Investor Class	$28	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,093,676
Number of Portfolio Holdings	1,842

Portfolio Turnover Rate	23.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	52.9%
Bond Mutual Funds	16.9
Equity Mutual Funds	11.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.5
Private Investment Companies	3.9
Corporate Bonds	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.6
Asset-Backed Securities	1.3
Short-Term and Other	1.9

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.2%
T. Rowe Price Real Assets Fund - I Class	4.1
T. Rowe Price Institutional Emerging Markets Equity Fund	4.1
Blackstone Partners Offshore Fund	3.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.1
T. Rowe Price Multi-Strategy Total Return Fund - I Class	3.0
T. Rowe Price Emerging Markets Bond Fund - I Class	3.0
U.S. Treasury Notes	2.9
T. Rowe Price Dynamic Global Bond Fund - I Class	2.7
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F102-053 1/25

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Spectrum Moderate Allocation Fund

I Class (TPPAX)

This semi-annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - I Class	$21	0.41%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,093,676
Number of Portfolio Holdings	1,842

Portfolio Turnover Rate	23.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	52.9%
Bond Mutual Funds	16.9
Equity Mutual Funds	11.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.5
Private Investment Companies	3.9
Corporate Bonds	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.6
Asset-Backed Securities	1.3
Short-Term and Other	1.9

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.2%
T. Rowe Price Real Assets Fund - I Class	4.1
T. Rowe Price Institutional Emerging Markets Equity Fund	4.1
Blackstone Partners Offshore Fund	3.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.1
T. Rowe Price Multi-Strategy Total Return Fund - I Class	3.0
T. Rowe Price Emerging Markets Bond Fund - I Class	3.0
U.S. Treasury Notes	2.9
T. Rowe Price Dynamic Global Bond Fund - I Class	2.7
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F209-053 1/25

Spectrum Moderate Allocation Fund

I Class (TPPAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRPBX Spectrum Moderate
Allocation Fund
TPPAX Spectrum Moderate
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 24 .29 $ 21 .67 $ 23 .44 $ 28 .39 $ 23 .21 $ 22 .82
Investment
activities
Net investment
income
(1)(2)
0 .22 0 .51 0 .41 0 .31 0 .29 0 .35
Net realized and
unrealized gain/
loss 1 .49 2 .85 ( 0 .62 ) ( 2 .69 ) 6 .17 0 .86
Total from
investment
activities 1 .71 3 .36 ( 0 .21 ) ( 2 .38 ) 6 .46 1 .21
Distributions
Net investment
income ( 0 .25 ) ( 0 .67 ) ( 0 .41 ) ( 0 .29 ) ( 0 .30 ) ( 0 .38 )
Net realized gain — ( 0 .07 ) ( 1 .15 ) ( 2 .28 ) ( 0 .98 ) ( 0 .44 )
Total distributions ( 0 .25 ) ( 0 .74 ) ( 1 .56 ) ( 2 .57 ) ( 1 .28 ) ( 0 .82 )
NET ASSET
VALUE
End of period $ 25 .75 $ 24 .29 $ 21 .67 $ 23 .44 $ 28 .39 $ 23 .21

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
7 .07% 15 .78% ( 0 .56 ) % ( 9 .42 ) % 28 .47%
(4)
5 .27%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .71%
(5)
0 .71% 0 .71% 0 .68% 0 .66% 0 .67%
Net expenses
after waivers/
payments by
Price Associates 0 .54%
(5)
0 .53% 0 .52% 0 .51% 0 .52% 0 .53%
Net investment
income 1 .75%
(5)
2 .23% 1 .87% 1 .15% 1 .11% 1 .50%
Portfolio turnover
rate 23 .7% 46 .9% 65 .5% 80 .3% 60 .2% 71 .0%
Net assets, end of
period (in millions) $1,020 $1,048 $1,089 $1,295 $2,254 $1,886
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.42%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 24 .26 $ 21 .66 $ 23 .43 $ 28 .40 $ 23 .21 $ 22 .82
Investment
activities
Net investment
income
(1)(2)
0 .24 0 .54 0 .44 0 .37 0 .32 0 .37
Net realized and
unrealized gain/
loss 1 .48 2 .84 ( 0 .62 ) ( 2 .71 ) 6 .17 0 .87
Total from
investment
activities 1 .72 3 .38 ( 0 .18 ) ( 2 .34 ) 6 .49 1 .24
Distributions
Net investment
income ( 0 .26 ) ( 0 .71 ) ( 0 .44 ) ( 0 .35 ) ( 0 .32 ) ( 0 .41 )
Net realized gain — ( 0 .07 ) ( 1 .15 ) ( 2 .28 ) ( 0 .98 ) ( 0 .44 )
Total distributions ( 0 .26 ) ( 0 .78 ) ( 1 .59 ) ( 2 .63 ) ( 1 .30 ) ( 0 .85 )
NET ASSET
VALUE
End of period $ 25 .72 $ 24 .26 $ 21 .66 $ 23 .43 $ 28 .40 $ 23 .21

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
7 .13% 15 .89% ( 0 .43 ) % ( 9 .29 ) % 28 .61%
(4)
5 .41%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .58%
(5)
0 .58% 0 .58% 0 .56% 0 .56% 0 .57%
Net expenses
after waivers/
payments by
Price Associates 0 .41%
(5)
0 .40% 0 .39% 0 .39% 0 .41% 0 .42%
Net investment
income 1 .89%
(5)
2 .36% 2 .01% 1 .40% 1 .21% 1 .59%
Portfolio turnover
rate 23 .7% 46 .9% 65 .5% 80 .3% 60 .2% 71 .0%
Net assets, end of
period (in millions) $1,074 $951 $980 $1,077 $605 $428
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.57%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.3%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.506%, 4/15/35 (1) 340,000 340
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 340
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 190
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 316
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 201
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 240,453 242
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 290,000 292
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 113
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 120,000 121
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 105,000 106
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.834%, 12/26/31 (1) 185,240 186
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.234%, 12/26/31 (1) 185,240 186
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 67,508 66
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 800
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 203

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 50
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  180,000 181
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  75,000 76
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  90,000 91
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  105,000 106
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 125,000 126
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 152
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 250,000 253
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 244
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 285,000 286
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 1/18/38 (1)(2) 325,000 325
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 150,000 149
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 160,000 162
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 10/20/31 (1) 291,720 292
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 555,000 534

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 270,000 255
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 102
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 205,000 205
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 125,000 125
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 110,370 109
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 186,879 179
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 91,840 94
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 78,234 80
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.147%, 1/17/37 (1) 250,000 252
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 238,512 240
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 187
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 115,000 116
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 80,000 81
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  385,000 385

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 66
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 702
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  80,000 80
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 146
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 686
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.889%, 10/20/37 (1) 250,000 250
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 193,500 173
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 417,900 427
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 6.068%, 10/15/30 (1) 335,000 335
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 54,408 54
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 260,000 257
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 105,000 106

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 203,181 205
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 101
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.026%, 7/15/35 (1) 320,000 322
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 49,625 49
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 50
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 195,000 198
Kubota Credit Owner Trust
Series 2024-2A, Class A4
5.19%, 5/15/30 (1) 105,000 107
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.347%, 1/20/37 (1) 275,000 277
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 6.362%, 10/18/33 (1) 295,000 296
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 96
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 429
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 332,584 332
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 82,980 85
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 75,436 77

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 301
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 190,000 192
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 1/20/39 (1)(2) 310,000 310
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  105,000 105
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 286,234 287
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 6.529%, 7/20/29 (1) 370,000 371
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.887%, 11/26/37 (1) 250,000 250
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.247%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 38,223 38
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 107
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 151,311 153
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.173%, 11/15/36 (1) 315,000 317
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 93,112 94
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 480,000 460

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 390,000 358
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.651%, 8/20/32 (1) 381,180 380
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.206%, 4/15/37 (1) 465,000 467
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.262%, 10/15/39 (1) 260,000 260
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 3,803 4
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  220,924 217
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 235
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  540,687 541
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 115,000 116
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 110,000 111
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 235,000 240
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 470,000 482
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 410,159 370
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 45

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 235,000 238
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 51
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.176%, 4/25/37 (1) 625,000 628
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 311,873 299
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 1/20/32 (1)(2) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 595,853 597
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.856%, 7/15/30 (1) 260,459 261
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 409,745 406
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 330,000 323
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 282,017 282
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 141,521 143
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 101
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 185
Total Asset-Backed Securities (Cost $26,447) 26,494
BOND MUTUAL FUNDS  16.9%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.06% (3)
(4) 7,376,292 57,093
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.15% (3)(4) 6,730,977 62,665

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Inflation Protected Bond Fund - I Class,
3.91% (3)(4) 828,265 8,548
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.45% (3)(4) 2,308,358 21,929
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.66% (3)(4) 8,122,877 64,252
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.65% (3)(4) 10,172,744 87,180
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 3.63% (3)(4) 45,902 213
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.48% (3)(4) 6,785,628 51,096
Total Bond Mutual Funds (Cost $393,155) 352,976
COMMON STOCKS  52.9%
COMMUNICATION SERVICES  3.5%
Diversified Telecommunication Services  0.3%
BT Group (GBP) (5) 879,673 1,784
KT (KRW)  38,591 1,404
Nippon Telegraph & Telephone (JPY)  2,649,500 2,719
5,907
Entertainment  0.6%
Atlanta Braves Holdings, Class C (6) 6,795 274
Liberty Media Corp-Liberty Live, Class C (6) 24,116 1,761
Netflix (6) 10,481 9,295
Sea, ADR (6) 7,823 890
12,220
Interactive Media & Services  2.0%
Alphabet, Class A  17,266 2,917
Alphabet, Class C  122,846 20,944
LY (JPY)  225,400 622
Meta Platforms, Class A  26,394 15,158
NAVER (KRW)  7,476 1,113
Reddit, Class A (6) 3,809 536
Tencent Holdings (HKD)  11,400 589
Vimeo (6) 35,187 230
42,109
Media  0.2%
Comcast, Class A  55,780 2,409
CyberAgent (JPY)  116,700 814

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WPP (GBP)  179,826 1,967
5,190
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  33,897 8,371
8,371
Total Communication Services 73,797
CONSUMER DISCRETIONARY  5.6%
Automobile Components  0.3%
Autoliv, SDR (SEK)  14,705 1,455
Denso (JPY)  109,600 1,569
Dowlais Group (GBP)  371,787 280
Magna International  28,332 1,279
Modine Manufacturing (6) 3,605 490
Stanley Electric (JPY)  32,200 543
5,616
Automobiles  0.5%
Honda Motor (JPY)  54,500 470
Suzuki Motor (JPY)  109,500 1,165
Tesla (6) 17,361 5,992
Toyota Motor (JPY)  164,300 2,807
10,434
Broadline Retail  1.7%
Alibaba Group Holding, ADR  4,976 435
Amazon.com (6) 154,165 32,049
Isetan Mitsukoshi Holdings (JPY)  72,900 1,040
Next (GBP)  15,737 2,021
Ollie's Bargain Outlet Holdings (6) 956 95
Savers Value Village (6) 12,576 118
35,758
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (6) 6,250 723
Duolingo (6) 495 172
Strategic Education  3,526 348
1,243
Hotels, Restaurants & Leisure  1.2%
Amadeus IT Group (EUR)  21,605 1,517
Booking Holdings  1,379 7,174
Caesars Entertainment (6) 8,340 321
Cava Group (6) 561 79
Chipotle Mexican Grill (6) 36,639 2,254
Compass Group (GBP)  94,674 3,244

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DoorDash, Class A (6) 5,487 990
Dutch Bros, Class A (6) 8,642 464
Hilton Worldwide Holdings  3,189 808
McDonald's  16,845 4,986
Papa John's International  6,957 347
Planet Fitness, Class A (6) 10,685 1,064
Red Rock Resorts, Class A  6,554 328
Shake Shack, Class A (6) 3,991 534
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (6)(7)(8)(9) 51,774 193
Wyndham Hotels & Resorts  3,337 328
24,631
Household Durables  0.3%
Champion Homes (6) 5,316 551
Installed Building Products  889 203
Panasonic Holdings (JPY)  145,300 1,418
Persimmon (GBP)  49,008 785
Sony Group (JPY)  140,500 2,821
5,778
Specialty Retail  1.3%
AutoZone (6) 816 2,587
Burlington Stores (6) 1,191 336
Carvana (6) 20,856 5,431
Floor & Decor Holdings, Class A (6) 123 14
Home Depot  4,829 2,072
Kingfisher (GBP)  491,753 1,551
Lowe's  9,247 2,519
O'Reilly Automotive (6) 1,595 1,983
RH (6) 885 341
Ross Stores  29,769 4,610
TJX  29,388 3,694
Tractor Supply  7,372 2,091
27,229
Textiles, Apparel & Luxury Goods  0.2%
Cie Financiere Richemont, Class A (CHF)  10,821 1,514
Kering (EUR)  2,949 690
Lululemon Athletica (6) 1,193 383
Moncler (EUR)  22,767 1,115
NIKE, Class B  1,475 116
Samsonite International (HKD)  237,000 644

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Skechers USA, Class A (6) 4,011 256
4,718
Total Consumer Discretionary 115,407
CONSUMER STAPLES  3.2%
Beverages  0.7%
Boston Beer, Class A (6) 1,116 353
Coca-Cola  97,014 6,216
Diageo (GBP)  50,370 1,505
Heineken (EUR)  21,740 1,609
Keurig Dr Pepper  166,973 5,452
Kirin Holdings (JPY)  37,000 517
15,652
Consumer Staples Distribution & Retail  0.6%
Dollar General  8,235 636
Dollar Tree (6) 11,097 791
Seven & i Holdings (JPY)  151,600 2,633
Walmart  85,211 7,882
Welcia Holdings (JPY)  19,900 258
12,200
Food Products  0.5%
Barry Callebaut (CHF) (5) 321 490
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $174 (6)(8)(9) 9,408 33
Mondelez International, Class A  27,423 1,781
Nestle (CHF)  62,538 5,431
Post Holdings (6) 2,947 355
Simply Good Foods (6) 13,601 541
Utz Brands  18,994 331
Wilmar International (SGD)  521,300 1,200
10,162
Household Products  0.6%
Colgate-Palmolive  62,599 6,049
Procter & Gamble  39,426 7,067
13,116
Personal Care Products  0.8%
BellRing Brands (6) 4,463 350
Interparfums  3,077 424
Kenvue  380,404 9,160
L'Oreal (EUR)  5,086 1,770
Olaplex Holdings (6) 82,984 160
Puig Brands, Class B (EUR) (6) 26,552 559

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever (GBP)  88,599 5,305
17,728
Total Consumer Staples 68,858
ENERGY  2.5%
Energy Equipment & Services  0.5%
Cactus, Class A  4,592 315
Expro Group Holdings (6) 21,666 301
Liberty Energy  6,229 115
Schlumberger  138,709 6,095
TechnipFMC  101,545 3,185
Weatherford International  4,455 367
10,378
Oil, Gas & Consumable Fuels  2.0%
Antero Resources (6) 12,186 398
Chevron  18,775 3,040
ConocoPhillips  57,738 6,255
Diamondback Energy  21,850 3,880
DT Midstream  3,806 404
EQT  91,551 4,160
Equinor (NOK)  112,967 2,738
Expand Energy  44,512 4,405
Exxon Mobil  33,593 3,963
Kimbell Royalty Partners  11,483 186
Magnolia Oil & Gas, Class A  18,427 511
Matador Resources  150 9
Phillips 66  6,284 842
Range Resources  108,814 3,889
Shell, ADR  39,026 2,527
TotalEnergies (EUR)  59,868 3,480
Viper Energy  9,570 518
Williams  17,061 998
42,203
Total Energy 52,581
FINANCIALS  9.2%
Banks  3.0%
ANZ Group Holdings (AUD)  60,828 1,240
Banc of California  25,161 434
Bank of America  125,109 5,944
Blue Foundry Bancorp (6) 7,907 88
BNP Paribas (EUR)  20,639 1,234
Cadence Bank  14,687 561

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capitol Federal Financial  34,284 229
Citigroup  18,588 1,317
Columbia Banking System  20,558 638
CRB Group, Acquisition Date: 4/14/22, Cost $33 (6)(8)(9) 313 20
CrossFirst Bankshares (6) 7,864 136
DBS Group Holdings (SGD)  53,106 1,685
Dime Community Bancshares  10,209 366
DNB Bank (NOK)  146,993 3,076
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $47 (6)(8)(9) 4,663 74
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (6)(8)(9) 1,993 32
East West Bancorp  15,876 1,741
Eastern Bankshares  18,729 349
Equity Bancshares, Class A  6,731 323
FB Financial  8,719 492
First Bancshares  9,427 350
Five Star Bancorp  10,312 340
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (6)(8)(9) 6,708 30
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (6)(8)(9) 1,212 1
HarborOne Bancorp  12,758 164
HDFC Bank (INR)  75,751 1,617
Home BancShares  11,376 361
Huntington Bancshares  158,451 2,854
ING Groep (EUR)  170,578 2,633
Intesa Sanpaolo (EUR)  329,182 1,264
JPMorgan Chase  55,108 13,762
Kearny Financial  14,663 116
KeyCorp  75,273 1,466
Live Oak Bancshares  11,106 526
Mitsubishi UFJ Financial Group (JPY)  213,800 2,552
National Bank of Canada (CAD) (5) 25,116 2,488
Origin Bancorp  7,539 259
Pacific Premier Bancorp  11,908 338
Pinnacle Financial Partners  6,331 805
Popular  2,436 242
Prosperity Bancshares  6,000 502
SouthState  7,007 776
Standard Chartered (GBP)  164,694 2,036
Sumitomo Mitsui Trust Group (JPY)  35,994 902
Svenska Handelsbanken, Class A (SEK)  55,918 582
Texas Capital Bancshares (6) 6,789 601

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UniCredit (EUR)  37,804 1,452
United Overseas Bank (SGD)  87,700 2,381
Western Alliance Bancorp  6,627 620
61,999
Capital Markets  1.4%
Bridgepoint Group (GBP)  211,802 936
Brookfield (CAD)  31,955 1,964
Cboe Global Markets  6,211 1,341
Charles Schwab  78,361 6,485
CME Group  16,102 3,832
CVC Capital Partners (EUR) (6) 53,440 1,308
DigitalBridge Group  27,629 362
Goldman Sachs Group  9,020 5,489
Hamilton Lane, Class A  2,126 409
Julius Baer Group (CHF)  26,141 1,731
Macquarie Group (AUD)  9,908 1,499
Morgan Stanley  8,911 1,173
MSCI  346 211
S&P Global  1,966 1,027
StepStone Group, Class A  4,652 306
Stifel Financial  3,654 423
TMX Group (CAD)  37,121 1,174
29,670
Consumer Finance  0.3%
American Express  19,524 5,948
Encore Capital Group (6) 6,097 300
6,248
Financial Services  2.1%
Adyen (EUR) (6) 751 1,093
Berkshire Hathaway, Class B (6) 19,194 9,271
Challenger (AUD)  99,578 406
Corebridge Financial  48,201 1,560
Corpay (6) 4,462 1,701
Edenred (EUR)  18,390 609
Fiserv (6) 28,030 6,194
Mastercard, Class A  11,019 5,872
Mitsubishi HC Capital (JPY)  94,000 634
PennyMac Financial Services  9,130 978
Toast, Class A (6) 6,060 264
Visa, Class A  50,175 15,809
44,391

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  2.3%
AIA Group (HKD)  222,000 1,672
Allstate  22,554 4,677
Assurant  3,885 882
AXA (EUR)  114,111 3,977
Chubb  12,714 3,671
Definity Financial (CAD)  22,559 943
First American Financial  1,247 88
Goosehead Insurance, Class A (6) 5,081 641
Great-West Lifeco (CAD) (5) 7,483 269
Hanover Insurance Group  2,280 376
Mandatum (EUR)  126,262 568
Marsh & McLennan  16,246 3,789
MetLife  24,340 2,148
Muenchener Rueckversicherungs-Gesellschaft (EUR)  9,209 4,819
Progressive  17,287 4,648
RLI  2,287 402
Sampo, Class A (EUR)  47,484 2,034
Selective Insurance Group  3,073 314
Storebrand (NOK)  156,522 1,721
Sun Life Financial (CAD) (5) 25,740 1,584
Tokio Marine Holdings (JPY)  90,800 3,386
Travelers  8,783 2,337
TWFG (6) 3,624 128
White Mountains Insurance Group  225 452
Zurich Insurance Group (CHF)  3,199 2,030
47,556
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  66,100 1,317
1,317
Total Financials 191,181
HEALTH CARE  6.7%
Biotechnology  0.7%
AbbVie  14,484 2,649
ACELYRIN (6) 29,050 132
Akero Therapeutics (6) 2,669 86
Arcellx (6) 2,303 203
Argenx, ADR (6) 2,394 1,476
Arrowhead Pharmaceuticals (6) 12,678 330
Black Diamond Therapeutics (6) 27,943 74
Blueprint Medicines (6) 3,325 320
Celldex Therapeutics (6) 5,973 164

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Centessa Pharmaceuticals, ADR (6) 10,028 180
Crinetics Pharmaceuticals (6) 4,655 266
CRISPR Therapeutics (6) 1,971 101
Cytokinetics (6) 14,679 761
Erasca (6) 39,949 114
Genmab (DKK) (6) 3,416 736
Immatics (6) 24,837 207
Immunocore Holdings, ADR (6) 20,061 657
Immunome (6) 22,328 302
Immunovant (6) 20,506 578
Insmed (6) 7,272 547
Ionis Pharmaceuticals (6) 10,076 360
Iovance Biotherapeutics (6) 20,567 192
Merus (6) 2,832 127
Nurix Therapeutics (6) 5,363 119
Prime Medicine (6) 8,211 27
Regeneron Pharmaceuticals (6) 4,453 3,341
Vaxcyte (6) 4,968 469
Vera Therapeutics (6) 6,012 299
Xenon Pharmaceuticals (6) 3,456 147
14,964
Health Care Equipment & Supplies  1.0%
Alcon (CHF)  13,843 1,232
Becton Dickinson & Company  7,938 1,762
Elekta, Class B (SEK)  112,415 671
EssilorLuxottica (EUR)  6,726 1,635
GE HealthCare Technologies  10,382 864
Haemonetics (6) 8,654 757
Intuitive Surgical (6) 7,575 4,106
Koninklijke Philips (EUR) (6) 81,454 2,228
Lantheus Holdings (6) 4,051 362
Masimo (6) 8,748 1,509
Neogen (6) 27,137 385
Novocure (6) 8,155 163
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (6)(8)
(9) 51,080 21
Penumbra (6) 1,370 335
PROCEPT BioRobotics (6) 3,398 325
QuidelOrtho (6) 11,985 491
Siemens Healthineers (EUR)  40,653 2,207
Stryker  3,542 1,389

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $76 (6)(8)(9) 5,191 76
20,518
Health Care Providers & Services  2.0%
Alignment Healthcare (6) 19,041 240
Cencora  26,857 6,756
Cigna Group  3,211 1,085
Concentra Group Holdings Parent  16,080 351
Elevance Health  16,285 6,627
Fresenius (EUR) (6) 1,070 38
HCA Healthcare  1,912 625
Humana  2,355 698
Molina Healthcare (6) 8,460 2,520
NeoGenomics (6) 33,272 590
Oscar Health, Class A (6) 38,644 670
Privia Health Group (6) 14,374 309
Progyny (6) 17,501 272
Quest Diagnostics  17,181 2,795
RadNet (6) 4,329 354
Select Medical Holdings  8,901 188
Tenet Healthcare (6) 15,539 2,217
UnitedHealth Group  25,056 15,289
41,624
Health Care Technology  0.0%
Doximity, Class A (6) 5,696 302
Waystar Holding (6) 7,546 233
535
Life Sciences Tools & Services  0.9%
Bruker  11,999 695
Danaher  14,888 3,569
Mettler-Toledo International (6) 1,597 1,998
Repligen (6) 829 125
Revvity  23,853 2,770
Sotera Health (6) 31,406 414
Stevanato Group  17,121 343
Thermo Fisher Scientific  16,204 8,582
18,496
Pharmaceuticals  2.1%
Astellas Pharma (JPY)  117,500 1,223
AstraZeneca, ADR  122,599 8,290
Bayer (EUR)  29,820 612
Chugai Pharmaceutical (JPY)  29,300 1,289

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elanco Animal Health (6) 54,421 719
Eli Lilly  14,290 11,366
Johnson & Johnson  22,057 3,419
Neumora Therapeutics (6) 11,395 113
Novartis (CHF)  36,256 3,844
Novo Nordisk, Class B (DKK) (5) 38,410 4,116
Rapport Therapeutics (6) 3,412 78
Roche Holding (CHF)  12,290 3,571
Sanofi (EUR)  38,891 3,777
Shionogi (JPY)  34,800 494
Third Harmonic Bio (6) 6,473 83
Zoetis  1,584 278
43,272
Total Health Care 139,409
INDUSTRIALS & BUSINESS SERVICES  6.4%
Aerospace & Defense  0.9%
Boeing (6) 12,305 1,913
Cadre Holdings  2,930 98
General Dynamics  13,610 3,865
General Electric  23,655 4,309
L3Harris Technologies  8,777 2,161
Leonardo DRS (6) 12,562 437
Loar Holdings (6) 1,134 104
Melrose Industries (GBP)  294,627 2,156
Northrop Grumman  2,451 1,200
Safran (EUR)  10,958 2,557
TransDigm Group  501 628
19,428
Air Freight & Logistics  0.0%
FedEx  861 261
261
Building Products  0.1%
AAON  2,724 371
AZZ  9,587 893
CSW Industrials  556 235
Owens Corning  4,600 946
Simpson Manufacturing  485 91
2,536
Commercial Services & Supplies  0.5%
BrightView Holdings (6) 21,416 366
Casella Waste Systems, Class A (6) 3,189 361

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cintas  2,815 636
Element Fleet Management (CAD)  127,220 2,699
MSA Safety  1,622 282
Rentokil Initial (GBP)  6,416 32
Republic Services  18,508 4,040
Tetra Tech  2,598 108
Veralto  1,641 177
VSE  5,943 697
9,398
Construction & Engineering  0.1%
API Group (6) 14,651 553
Arcosa  5,860 637
MYR Group (6) 1,090 172
WillScot Holdings (6) 4,078 156
Worley (AUD)  125,003 1,135
2,653
Electrical Equipment  1.0%
ABB (CHF)  61,509 3,511
AMETEK  34,677 6,741
GE Vernova (6) 2,013 673
Legrand (EUR)  20,156 2,022
Mitsubishi Electric (JPY)  122,300 2,077
Prysmian (EUR)  42,388 2,796
Rockwell Automation  8,716 2,572
Thermon Group Holdings (6) 9,855 311
20,703
Ground Transportation  0.8%
Central Japan Railway (JPY)  42,400 873
CSX  79,493 2,906
Landstar System  105 20
Norfolk Southern  12,202 3,366
Old Dominion Freight Line  22,074 4,970
Saia (6) 923 525
Uber Technologies (6) 26,226 1,887
Union Pacific  11,364 2,780
17,327
Industrial Conglomerates  0.5%
DCC (GBP)  16,783 1,224
Roper Technologies  2,409 1,364
Siemens (EUR)  35,962 6,986
9,574

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery  1.4%
AGCO  1,197 121
Crane  3,045 554
Cummins  11,182 4,194
Deere  13,980 6,513
Enerpac Tool Group  8,238 398
Enpro  3,361 636
Esab  7,553 975
ESCO Technologies  2,250 334
Federal Signal  5,209 507
Graco  4,001 364
Ingersoll Rand  16,440 1,713
KION Group (EUR)  20,564 737
Parker-Hannifin  5,283 3,713
RBC Bearings (6) 3,215 1,077
Sandvik (SEK)  75,195 1,392
SMC (JPY)  1,400 597
Spirax Group (GBP)  129 12
SPX Technologies (6) 4,448 785
THK (JPY)  30,100 728
Toro  134 12
Westinghouse Air Brake Technologies  20,092 4,031
29,393
Professional Services  0.6%
Acuren PIPE, Acquisition Date: 7/11/24, Cost $187 (6)(8) 18,749 178
Booz Allen Hamilton Holding  12,544 1,859
Broadridge Financial Solutions  9,278 2,190
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (6)(8)(9) 7,797 34
Equifax  6,923 1,811
FTI Consulting (6) 1,674 339
Parsons (6) 5,143 493
Paycor HCM (6) 23,699 428
Paylocity Holding (6) 1,700 353
Recruit Holdings (JPY)  33,300 2,316
TechnoPro Holdings (JPY)  51,800 952
Teleperformance (EUR)  6,176 581
Verra Mobility (6) 2,230 53
11,587
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  7,959 638
Beacon Roofing Supply (6) 4,753 537
Bunzl (GBP)  35,857 1,624

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Custom Truck One Source (6) 20,820 124
Ferguson Enterprises  8,283 1,789
FTAI Aviation  4,879 824
GMS (6) 4,818 483
McGrath RentCorp  3,111 379
Mitsubishi (JPY)  61,100 1,035
Rush Enterprises, Class A  5,206 323
SiteOne Landscape Supply (6) 6,695 1,026
Sumitomo (JPY)  82,100 1,762
Transcat (6) 2,440 256
10,800
Total Industrials & Business Services 133,660
INFORMATION TECHNOLOGY  11.5%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  215,635 1,752
1,752
Electronic Equipment, Instruments & Components  1.2%
Amphenol, Class A  51,311 3,728
CTS  6,568 361
Hamamatsu Photonics (JPY)  47,400 564
Insight Enterprises (6) 3,310 518
Keysight Technologies (6) 40,396 6,901
Largan Precision (TWD)  6,000 453
Mirion Technologies (6) 62,493 1,054
Murata Manufacturing (JPY)  45,700 765
Novanta (6) 3,400 568
Omron (JPY)  17,600 563
PAR Technology (6) 18,901 1,534
TE Connectivity  42,313 6,394
Teledyne Technologies (6) 1,063 516
Vontier  5,744 225
24,144
IT Services  0.2%
Globant (6) 1,644 374
MongoDB (6) 2,523 814
Nomura Research Institute (JPY)  38,400 1,176
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $13 (6)
(8)(9) 302 24
Shopify, Class A (6) 17,665 2,042
Snowflake, Class A (6) 546 95
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (6)(8)(9) 1,500 52
4,577

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  4.4%
Advanced Micro Devices (6) 22,620 3,103
Analog Devices  19,873 4,333
ASML Holding (EUR)  6,182 4,224
ASML Holding  2,812 1,931
BE Semiconductor Industries (EUR)  5,817 692
Broadcom  31,588 5,120
Entegris  118 12
KLA  3,434 2,222
Lam Research  5,052 373
Lattice Semiconductor (6) 19,554 1,110
MACOM Technology Solutions Holdings (6) 2,609 346
Micron Technology  9,900 970
Monolithic Power Systems  1,657 940
NVIDIA  357,041 49,361
NXP Semiconductors  8,996 2,063
Onto Innovation (6) 56 9
Power Integrations  4,866 319
QUALCOMM  10,446 1,656
Renesas Electronics (JPY)  62,600 821
Taiwan Semiconductor Manufacturing (TWD)  213,759 6,661
Taiwan Semiconductor Manufacturing, ADR  5,668 1,047
Texas Instruments  19,832 3,987
Tokyo Electron (JPY)  8,500 1,333
92,633
Software  3.6%
Amplitude, Class A (6) 45,764 473
Appfolio, Class A (6) 8 2
Atlassian, Class A (6) 2,301 607
Aurora Innovation (6) 87,549 566
Autodesk (6) 6,258 1,827
BILL Holdings (6) 4,846 437
Braze, Class A (6) 10,648 423
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $458 (6)(8)
(9) 269 356
CCC Intelligent Solutions Holdings (6) 52,827 666
Confluent, Class A (6) 7,407 228
Crowdstrike Holdings, Class A (6) 1,827 632
Datadog, Class A (6) 2,965 453
Descartes Systems Group (6) 7,732 904
DoubleVerify Holdings (6) 3,835 78
Fair Isaac (6) 949 2,254
Fortinet (6) 1,961 186

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Acquisition Date: 10/4/21, Cost $148 (6)(8)(9) 5,153 96
Intapp (6) 11,656 729
Intuit  2,880 1,848
JFrog (6) 7,463 232
Microsoft  103,369 43,773
nCino (6) 8,310 349
Onestream (6) 3,977 119
PTC (6) 9,641 1,929
QXO  52,179 868
Salesforce  7,929 2,616
SAP (EUR)  17,581 4,175
ServiceNow (6) 5,461 5,731
Socure, Acquisition Date: 12/22/21, Cost $26 (6)(8)(9) 1,599 7
Synopsys (6) 4,063 2,269
Varonis Systems (6) 5,327 266
Vertex, Class A (6) 8,180 444
Workiva (6) 8,079 786
76,329
Technology Hardware, Storage & Peripherals  2.0%
Apple  172,367 40,908
Samsung Electronics (KRW)  43,765 1,721
42,629
Total Information Technology 242,064
MATERIALS  2.0%
Chemicals  1.0%
Air Liquide (EUR)  13,036 2,168
Akzo Nobel (EUR)  17,485 1,021
Asahi Kasei (JPY)  95,200 680
BASF (EUR)  22,406 1,007
Cabot  1,766 194
Covestro (EUR) (6) 19,060 1,160
Element Solutions  17,137 492
HB Fuller  5,508 424
Johnson Matthey (GBP)  41,971 726
Linde  10,907 5,028
Mosaic  39,978 1,058
Sherwin-Williams  18,264 7,258
Umicore (EUR) (5) 33,548 363
21,579
Construction Materials  0.1%
Martin Marietta Materials  2,136 1,282
1,282

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging  0.3%
DS Smith (GBP)  112,077 831
International Paper  103,606 6,095
6,926
Metals & Mining  0.5%
Antofagasta (GBP)  74,153 1,608
BHP Group (AUD)  35,217 929
BHP Group (GBP) (5) 52,759 1,397
Constellium (6) 50,913 624
ERO Copper (CAD) (6) 16,564 253
Franco-Nevada  12,085 1,482
Freeport-McMoRan  14,647 647
Osisko Gold Royalties  11,535 224
Royal Gold  2,293 335
South32 (AUD)  298,491 724
Southern Copper  6,253 628
Wheaton Precious Metals  16,248 1,013
9,864
Paper & Forest Products  0.1%
Louisiana-Pacific  2,990 353
Stora Enso, Class R (EUR)  77,697 755
West Fraser Timber (CAD)  3,014 296
1,404
Total Materials 41,055
REAL ESTATE  0.9%
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  1,985 233
233
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  3,073 529
Segro (GBP)  50,661 503
Terreno Realty, REIT  9,438 572
1,604
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  77,710 299
299
Real Estate Management & Development  0.2%
Colliers International Group  1,577 242
FirstService  3,550 689
Howard Hughes Holdings (6) 3,448 299

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Landbridge Company PIPE, Class A, Acquisition Date:
11/18/24, Cost $347 (6)(8)(10) 5,786 396
Mitsui Fudosan (JPY)  232,200 1,947
3,573
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  7,758 1,826
Equity LifeStyle Properties, REIT  8,898 635
Flagship Communities REIT  11,792 187
Independence Realty Trust, REIT  36,012 787
3,435
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT (6) 14,985 363
Scentre Group (AUD)  671,162 1,615
1,978
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  12,287 609
Equinix, REIT  1,360 1,335
Public Storage, REIT  13,927 4,847
6,791
Total Real Estate 17,913
UTILITIES  1.2%
Electric Utilities  0.5%
Constellation Energy  7,682 1,971
Exelon  59,160 2,340
IDACORP  4,748 562
NextEra Energy  16,404 1,291
OGE Energy  12,848 565
TXNM Energy  14,116 692
Xcel Energy  53,951 3,915
11,336
Gas Utilities  0.2%
Atmos Energy  24,210 3,664
Chesapeake Utilities  6,477 853
4,517
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  58,100 974
Talen Energy (6) 49 11
985

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities  0.5%
Ameren  30,036 2,835
CMS Energy  34,419 2,399
Engie (EUR)  139,594 2,225
National Grid (GBP)  188,672 2,382
9,841
Water Utilities  0.0%
California Water Service Group  7,348 376
Middlesex Water  4,024 263
639
Total Utilities 27,318
Total Miscellaneous Common Stocks  0.2% (11) 4,496
Total Common Stocks (Cost $572,374) 1,107,739
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $51 (6)(8)(9) 51,200 51
Total Convertible Bonds (Cost $51) 51
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Series D, Acquisition Date: 11/13/20,
Cost $91 (6)(7)(8)(9) 10,166 38
38
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (6)(8)(9) 22,936 20
20
Total Consumer Discretionary 58
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (6)(8)(9) 25 —
Total Consumer Staples —

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116 (6)
(8)(9) 1,101 70
Total Financials 70
HEALTH CARE  0.1%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (6)(8)(9) 23,170 114
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $100 (6)(8)(9) 12,283 61
Metsera, Series B, Acquisition Date: 11/12/24, Cost $76 (6)(8)
(9) 15,128 76
251
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (6)(8)
(9) 68,919 58
58
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (6)(8)(9) 54,988 94
94
Life Sciences Tools & Services  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (6)(8)(9) 5,327 63
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (6)(8)(9) 8,237 15
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (6)(8)(9) 7,007 326
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (6)(8)(9) 3,255 151
555
Total Health Care 958
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Spcae Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $74 (6)(8)(9) 1,856 1
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (6)(8)
(9) 26,194 128
129
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (6)(8)(9) 5,632 43

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (6)(8)(9) 1,899 15
58
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (6)(8)
(9) 3,445 7
7
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (6)(8)(9) 11,613 50
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (6)(8)(9) 16,497 71
121
Total Industrials & Business Services 315
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (6)(8)(9) 3,986 18
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (6)(8)
(9) 1,224 6
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (6)
(8)(9) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (6)
(8)(9) 2,321 183
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12 (6)
(8)(9) 116 9
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (6)(8)(9) 340 12
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (6)(8)(9) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (6)(8)(9) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $27 (6)(8)(9) 1,206 42
272
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $103 (6)
(8)(9) 1,283 103
103
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (6)(8)(9) 16 21
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (6)(8)(9) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (6)
(8)(9) 2,493 231

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (6)
(8)(9) 5,892 545
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (6)(8)
(9) 593 55
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (6)(8)(9) 7,205 134
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (6)(8)(9) 12,058 49
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (6)(8)(9) 3,303 14
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (6)(8)(9) 13,365 70
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (6)(8)(9) 1,943 8
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (6)(8)
(9) 1,595 7
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (6)(8)(9) 29 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (6)(8)(9) 3,698 15
1,150
Total Information Technology 1,525
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (6)(8)(9) 1,853 96
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (6)(8)
(9) 2,982 58
154
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (6)(8)(9) 2,736 233
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $101 (6)(8)(9) 1,194 101
334
Total Materials 488
Total Convertible Preferred Stocks (Cost $3,741) 3,414
CORPORATE BONDS  3.8%
AbbVie, 4.05%, 11/21/39  320,000 282
AbbVie, 4.50%, 5/14/35  384,000 368
AbbVie, 5.05%, 3/15/34  430,000 435
AerCap Ireland Capital, 3.30%, 1/30/32  595,000 527
AGCO, 5.80%, 3/21/34  75,000 77
AIA Group, 4.95%, 3/30/35 (1) 200,000 199
Aker BP, 4.00%, 5/29/32 (EUR)  100,000 108
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 50

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alibaba Group Holding, 5.25%, 5/26/35 (1) 250,000 251
Alibaba Group Holding, 5.625%, 11/26/54 (1) 200,000 205
American Electric Power, 5.20%, 1/15/29  132,000 134
American Tower, 5.45%, 2/15/34  335,000 342
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  305,000 318
APA Infrastructure, 0.75%, 3/15/29 (EUR)  155,000 148
APA Infrastructure, 5.125%, 9/16/34 (1) 60,000 59
APA Infrastructure, 5.75%, 9/16/44 (1) 80,000 81
Appalachian Power, 5.65%, 4/1/34  76,000 78
AppLovin, 5.375%, 12/1/31  100,000 101
Aptiv, 4.65%, 9/13/29  200,000 195
Arthur J Gallagher, 5.75%, 7/15/54  60,000 61
Arthur J Gallagher, 6.75%, 2/15/54  370,000 428
Astrazeneca Finance, 5.00%, 2/26/34  440,000 442
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 321
Athene Global Funding, 5.684%, 2/23/26 (1) 425,000 428
Atlassian, 5.25%, 5/15/29  90,000 91
Autoliv, 3.625%, 8/7/29 (EUR)  135,000 145
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  430,000 436
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  320,000 318
BAE Systems, 5.30%, 3/26/34 (1) 200,000 204
Banco de Sabadell, VR, 4.25%, 9/13/30 (EUR) (5)(12) 500,000 551
Bank of America, VR, 1.898%, 7/23/31 (12) 1,295,000 1,103
Bank of America, VR, 5.518%, 10/25/35 (12) 455,000 455
Bank of America, VR, 5.819%, 9/15/29 (12) 457,000 473
Bank of New York Mellon, VR, 6.474%, 10/25/34 (12) 335,000 369
BAT Capital, 4.39%, 8/15/37  200,000 178
BAT Capital, 4.54%, 8/15/47  76,000 63
BAT Capital, 7.081%, 8/2/53  345,000 393
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 420
Becton Dickinson & Company, 2.823%, 5/20/30  190,000 172
Becton Dickinson & Company, 4.298%, 8/22/32  95,000 91
Becton Dickinson Euro Finance, 3.553%, 9/13/29 (EUR)  270,000 294
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 197
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 213
Boardwalk Pipelines, 3.40%, 2/15/31  255,000 231
Boeing, 2.196%, 2/4/26  84,000 81
Boeing, 2.75%, 2/1/26  91,000 89
Boeing, 3.25%, 2/1/28  70,000 66
Boeing, 3.75%, 2/1/50  169,000 119
Boeing, 5.04%, 5/1/27  445,000 444
Boeing, 6.388%, 5/1/31 (1) 150,000 157
Boeing, 6.528%, 5/1/34 (1) 118,000 125

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boeing, 6.858%, 5/1/54 (1) 554,000 599
Booz Allen Hamilton, 5.95%, 8/4/33  125,000 129
Boston Gas, 6.119%, 7/20/53 (1) 105,000 108
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 328
Brixmor Operating Partnership, 4.05%, 7/1/30  93,000 88
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 771
Broadcom, 3.419%, 4/15/33 (1) 307,000 274
Broadcom, 4.35%, 2/15/30  385,000 377
Broadcom, 4.55%, 2/15/32  145,000 142
Broadcom, 5.15%, 11/15/31  230,000 234
Burlington Northern Santa Fe, 5.50%, 3/15/55  255,000 264
Cadence Design Systems, 4.30%, 9/10/29  140,000 138
Cadence Design Systems, 4.70%, 9/10/34  85,000 83
CaixaBank, VR, 6.037%, 6/15/35 (1)(12) 270,000 277
CaixaBank, VR, 6.208%, 1/18/29 (1)(12) 380,000 390
CaixaBank, VR, 6.684%, 9/13/27 (1)(12) 295,000 303
Capital One Financial, 3.75%, 3/9/27  65,000 63
Capital One Financial, VR, 5.468%, 2/1/29 (12) 595,000 603
Capital One Financial, VR, 6.051%, 2/1/35 (12) 170,000 178
Capital One Financial, VR, 7.624%, 10/30/31 (12) 55,000 62
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)
(13) 160,983 171
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(13) 243,662 267
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(13) 290,252 346
CDW, 5.10%, 3/1/30  75,000 75
Celanese U.S. Holdings, 6.33%, 7/15/29  78,000 81
Celanese U.S. Holdings, 6.379%, 7/15/32  252,000 262
Celanese U.S. Holdings, 6.80%, 11/15/30  94,000 98
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 95
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (5) 700,000 685
Centene, 2.50%, 3/1/31  370,000 310
Centene, 2.625%, 8/1/31  940,000 784
Centene, 4.25%, 12/15/27  60,000 58
Centene, 4.625%, 12/15/29  295,000 282
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (12) 500,000 553
Charter Communications Operating, 2.80%, 4/1/31  375,000 321
Charter Communications Operating, 3.75%, 2/15/28  165,000 158
Charter Communications Operating, 5.25%, 4/1/53  37,000 31
Charter Communications Operating, 6.384%, 10/23/35  120,000 123
Charter Communications Operating, 6.55%, 6/1/34  76,000 80
Charter Communications Operating, 6.65%, 2/1/34  360,000 379
Cheniere Energy, 4.625%, 10/15/28  130,000 129
Cheniere Energy, 5.65%, 4/15/34  300,000 307

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cheniere Energy Partners, 4.50%, 10/1/29  82,000 80
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 440,000 448
Cheniere Energy Partners, 5.95%, 6/30/33  240,000 249
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 200,000 197
Citigroup, 4.45%, 9/29/27  95,000 94
Citigroup, VR, 5.827%, 2/13/35 (12) 1,070,000 1,089
CNO Financial Group, 5.25%, 5/30/25  152,000 152
CNO Global Funding, 4.95%, 9/9/29 (1) 70,000 70
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 309
Comcast, 3.25%, 11/1/39  445,000 351
Comcast, 5.65%, 6/1/54  385,000 396
Constellation Energy Generation, 5.75%, 3/15/54  141,000 144
Continental Resources, 4.375%, 1/15/28  65,000 63
Corebridge Financial, 3.85%, 4/5/29  65,000 63
Corebridge Financial, 3.90%, 4/5/32  320,000 296
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 61
Cox Communications, 5.70%, 6/15/33 (1) 153,000 155
Cox Communications, 5.80%, 12/15/53 (1) 325,000 312
Crown Castle, 5.80%, 3/1/34  155,000 160
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 719
CVS Health, 5.05%, 3/25/48  549,000 485
CVS Health, 5.625%, 2/21/53  335,000 318
CVS Health, 5.70%, 6/1/34  480,000 488
CVS Health, 5.875%, 6/1/53  175,000 173
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 153
Danske Bank, VR, 3.244%, 12/20/25 (1)(12) 205,000 205
Danske Bank, VR, 4.613%, 10/2/30 (1)(12) 280,000 275
Danske Bank, VR, 5.705%, 3/1/30 (1)(12) 230,000 235
Deutsche Bank, VR, 4.999%, 9/11/30 (12) 155,000 153
Devon Energy, 5.20%, 9/15/34  780,000 759
Diamondback Energy, 5.15%, 1/30/30  100,000 101
Diamondback Energy, 5.40%, 4/18/34  460,000 464
Diamondback Energy, 5.75%, 4/18/54  190,000 189
Diamondback Energy, 5.90%, 4/18/64  195,000 194
Diamondback Energy, 6.25%, 3/15/53  150,000 158
DTE Energy, 4.875%, 6/1/28  60,000 60
DTE Energy, 5.10%, 3/1/29  430,000 435
Elevance Health, 4.75%, 2/15/30  125,000 125
Elevance Health, 4.95%, 11/1/31  165,000 165
Elevance Health, 5.125%, 2/15/53  165,000 154
Eli Lilly, 4.70%, 2/9/34  455,000 451
Enbridge, 5.625%, 4/5/34  245,000 252
Enbridge, 6.70%, 11/15/53  150,000 171

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Transfer, 5.55%, 5/15/34  165,000 168
Energy Transfer, 5.95%, 5/15/54  110,000 111
Energy Transfer, 6.40%, 12/1/30  205,000 219
Energy Transfer, 6.55%, 12/1/33  100,000 108
Engie, 5.25%, 4/10/29 (1) 200,000 203
Engie, 5.625%, 4/10/34 (1) 200,000 206
Eni, 5.50%, 5/15/34 (1) 225,000 227
Eni, 5.95%, 5/15/54 (1) 275,000 279
Eversource Energy, 5.85%, 4/15/31  230,000 240
Eversource Energy, 5.95%, 7/15/34  445,000 467
Exelon, 5.60%, 3/15/53  152,000 153
Expand Energy, 4.75%, 2/1/32  190,000 181
Expand Energy, 5.375%, 2/1/29  186,000 183
Expand Energy, 5.375%, 3/15/30  218,000 217
Ferguson Enterprises, 5.00%, 10/3/34  40,000 39
Fifth Third Bancorp, 3.95%, 3/14/28  75,000 73
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (12) 125,000 124
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (12) 100,000 103
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (12) 230,000 241
First American Financial, 2.40%, 8/15/31  366,000 304
FirstEnergy, 2.65%, 3/1/30  268,000 239
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 43
FirstEnergy, Series C, 3.40%, 3/1/50  350,000 250
FirstEnergy Transmission, 4.55%, 1/15/30 (1) 65,000 64
FirstEnergy Transmission, 5.00%, 1/15/35 (1) 100,000 99
Ford Motor, 9.625%, 4/22/30  50,000 59
Ford Motor Credit, 5.80%, 3/5/27  305,000 308
Ford Motor Credit, 6.054%, 11/5/31  245,000 249
Ford Motor Credit, 6.798%, 11/7/28  200,000 210
Ford Motor Credit, 7.122%, 11/7/33  200,000 214
Freeport-McMoRan, 4.25%, 3/1/30  132,000 128
Freeport-McMoRan, 4.375%, 8/1/28  121,000 119
Freeport-McMoRan, 4.625%, 8/1/30  50,000 49
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
Freeport-McMoRan, 5.45%, 3/15/43  130,000 126
General Motors Financial, 4.90%, 10/6/29  230,000 229
General Motors Financial, 5.55%, 7/15/29  230,000 235
Goldman Sachs Group, VR, 3.615%, 3/15/28 (12) 390,000 380
Goldman Sachs Group, VR, 3.691%, 6/5/28 (12) 125,000 122
Goldman Sachs Group, VR, 4.482%, 8/23/28 (12) 395,000 392
Goldman Sachs Group, VR, 4.692%, 10/23/30 (12) 305,000 302
Goldman Sachs Group, VR, 5.016%, 10/23/35 (12) 335,000 323
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 80,000 79

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 220,000 221
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 630,000 631
HCA, 2.375%, 7/15/31  140,000 118
HCA, 3.50%, 9/1/30  343,000 316
HCA, 5.45%, 9/15/34  150,000 150
Health Care Service A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 120,000 122
Health Care Service A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 152
Health Care Service A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 320
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 123
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 420
Home Depot, 4.95%, 6/25/34  305,000 308
Humana, 4.875%, 4/1/30  310,000 308
Humana, 5.375%, 4/15/31  202,000 203
Huntington Ingalls Industries, 5.353%, 1/15/30  40,000 40
Huntington Ingalls Industries, 5.749%, 1/15/35  70,000 71
Hyatt Hotels, 5.375%, 12/15/31  210,000 212
Hyundai Capital America, 4.55%, 9/26/29 (1) 195,000 191
Hyundai Capital America, 4.75%, 9/26/31 (1) 130,000 127
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 102
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 61
Hyundai Capital America, 5.50%, 3/30/26 (1) 100,000 101
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 121
Icon Investments Six, 5.849%, 5/8/29  200,000 206
Icon Investments Six, 6.00%, 5/8/34  200,000 206
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 100,000 103
Ingersoll Rand, 5.314%, 6/15/31  145,000 148
Ingersoll Rand, 5.45%, 6/15/34  120,000 123
Intel, 3.25%, 11/15/49  577,000 376
Intercontinental Exchange, 2.65%, 9/15/40  90,000 66
Interpublic Group, 4.65%, 10/1/28  140,000 139
Invitation Homes Operating Partnership, 2.00%, 8/15/31  70,000 58
Invitation Homes Operating Partnership, 4.875%, 2/1/35  170,000 165
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 83
IPALCO Enterprises, 5.75%, 4/1/34  170,000 174
IQVIA, 6.25%, 2/1/29  250,000 261
JPMorgan Chase, VR, 2.522%, 4/22/31 (12) 475,000 423
JPMorgan Chase, VR, 2.739%, 10/15/30 (12) 195,000 177
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 330,000 298
JPMorgan Chase, VR, 4.603%, 10/22/30 (12) 305,000 302
JPMorgan Chase, VR, 4.946%, 10/22/35 (12) 225,000 223
JPMorgan Chase, VR, 5.04%, 1/23/28 (12) 180,000 181

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 5.336%, 1/23/35 (12) 165,000 168
Kroger, 5.50%, 9/15/54  260,000 258
Las Vegas Sands, 3.50%, 8/18/26  170,000 165
Las Vegas Sands, 5.90%, 6/1/27  65,000 66
Lowe's, 4.25%, 4/1/52  87,000 71
Lowe's, 5.75%, 7/1/53  110,000 113
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 247
M&T Bank, VR, 6.082%, 3/13/32 (12) 290,000 299
Mars, 4.75%, 4/20/33 (1) 310,000 306
Mattel, 5.875%, 12/15/27 (1) 300,000 302
Meta Platforms, 5.40%, 8/15/54  85,000 87
Meta Platforms, 5.60%, 5/15/53  555,000 583
Micron Technology, 5.327%, 2/6/29  180,000 183
Micron Technology, 6.75%, 11/1/29  215,000 231
Morgan Stanley, VR, 5.123%, 2/1/29 (12) 830,000 838
Morgan Stanley, VR, 5.173%, 1/16/30 (12) 285,000 289
Motorola Solutions, 5.40%, 4/15/34  140,000 143
Netflix, 4.625%, 5/15/29 (EUR)  500,000 568
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 172
NiSource, 5.25%, 3/30/28  65,000 66
NRG Energy, 4.45%, 6/15/29 (1) 155,000 150
Occidental Petroleum, 5.55%, 10/1/34  140,000 140
Occidental Petroleum, 6.05%, 10/1/54  120,000 119
Occidental Petroleum, 6.125%, 1/1/31  266,000 276
Occidental Petroleum, 6.375%, 9/1/28  85,000 89
Occidental Petroleum, 6.625%, 9/1/30  55,000 58
Occidental Petroleum, 7.50%, 5/1/31  235,000 263
Occidental Petroleum, 8.875%, 7/15/30  705,000 813
ONEOK, 4.40%, 10/15/29  155,000 152
ONEOK, 4.75%, 10/15/31  205,000 202
ONEOK, 5.05%, 11/1/34  245,000 241
ONEOK, 5.65%, 11/1/28  60,000 62
ONEOK, 5.80%, 11/1/30  180,000 188
ONEOK, 6.05%, 9/1/33  175,000 185
Oracle, 3.60%, 4/1/50  216,000 159
Oracle, 3.95%, 3/25/51  238,000 186
Owens Corning, 5.70%, 6/15/34  160,000 166
Owens Corning, 5.95%, 6/15/54  160,000 168
Pacific Gas & Electric, 2.10%, 8/1/27  124,000 116
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 294
Pacific Gas & Electric, 3.50%, 8/1/50  155,000 111
Pacific Gas & Electric, 5.80%, 5/15/34  235,000 244
Pacific Gas & Electric, 5.90%, 6/15/32  110,000 115

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Gas & Electric, 6.70%, 4/1/53  110,000 124
Pacific Gas & Electric, 6.75%, 1/15/53  245,000 274
Pacific Gas & Electric, 6.95%, 3/15/34  175,000 196
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 665
Pfizer Investment Enterprises, 5.34%, 5/19/63  310,000 299
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  200,000 187
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 250,000 241
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 205
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 207
RCI Banque, 3.875%, 1/12/29 (EUR)  25,000 27
Regal Rexnord, 6.05%, 4/15/28  295,000 303
Regions Financial, VR, 5.722%, 6/6/30 (12) 145,000 148
Revvity, 1.90%, 9/15/28  280,000 252
Revvity, 2.25%, 9/15/31  150,000 125
Revvity, 3.30%, 9/15/29  170,000 158
Rogers Communications, 3.80%, 3/15/32  210,000 193
Rogers Communications, 4.35%, 5/1/49  30,000 25
Rogers Communications, 4.55%, 3/15/52  250,000 211
Rogers Communications, 5.00%, 2/15/29  342,000 343
Rogers Communications, 5.30%, 2/15/34  385,000 385
Ross Stores, 1.875%, 4/15/31  365,000 305
Sabine Pass Liquefaction, 4.20%, 3/15/28  65,000 64
Santander Holdings USA, VR, 6.342%, 5/31/35 (12) 470,000 485
Sartorius Finance, 4.375%, 9/14/29 (EUR)  300,000 334
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 345
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 406
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 68
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 300
SBA Tower Trust, 4.831%, 10/15/29 (1) 325,000 316
Segro Capital, 1.875%, 3/23/30 (EUR)  150,000 150
Sempra, 3.40%, 2/1/28  65,000 62
Sitios Latinoamerica, 5.375%, 4/4/32  200,000 191
Smurfit Westrock Financing, 5.418%, 1/15/35 (1) 200,000 203
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34 (1) 260,000 251
Societe Generale, VR, 5.519%, 1/19/28 (1)(12) 230,000 231
Solventum, 5.40%, 3/1/29 (1) 290,000 294
Solventum, 5.60%, 3/23/34 (1) 335,000 340
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 70,000 69
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34 (1) 85,000 85
Southern, 5.20%, 6/15/33  495,000 501
Southern, 5.70%, 3/15/34  380,000 398
Sprint Capital, 6.875%, 11/15/28  405,000 434
Sprint Capital, 8.75%, 3/15/32  295,000 356

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standard Chartered, VR, 1.456%, 1/14/27 (1)(12) 210,000 202
Standard Chartered, VR, 5.905%, 5/14/35 (1)(12) 505,000 519
Stanley Black & Decker, 2.75%, 11/15/50  163,000 99
Sutter Health, 5.164%, 8/15/33  100,000 101
Targa Resources, 6.15%, 3/1/29  115,000 121
Targa Resources Partners, 5.00%, 1/15/28  60,000 60
Targa Resources Partners, 5.50%, 3/1/30  450,000 454
Targa Resources Partners, 6.875%, 1/15/29  74,000 76
Time Warner Cable, 6.75%, 6/15/39  68,000 69
Time Warner Cable, 7.30%, 7/1/38  38,000 40
U.S. Bancorp, VR, 5.384%, 1/23/30 (12) 125,000 127
U.S. Bancorp, VR, 5.678%, 1/23/35 (12) 142,000 147
U.S. Bancorp, VR, 5.85%, 10/21/33 (12) 140,000 146
Uber Technologies, 4.30%, 1/15/30  350,000 342
Uber Technologies, 4.50%, 8/15/29 (1) 317,000 310
Uber Technologies, 4.80%, 9/15/34  115,000 113
Uber Technologies, 5.35%, 9/15/54  80,000 78
UBS Group, VR, 2.875%, 4/2/32 (EUR) (12) 280,000 291
UBS Group, VR, 3.091%, 5/14/32 (1)(12) 385,000 340
UBS Group, VR, 6.537%, 8/12/33 (1)(12) 615,000 664
UnitedHealth Group, 4.50%, 4/15/33  310,000 301
UnitedHealth Group, 5.00%, 4/15/34  405,000 407
Var Energi, 5.50%, 5/4/29 (EUR)  250,000 285
VF, 2.95%, 4/23/30  295,000 254
Videotron, 5.70%, 1/15/35 (1) 300,000 304
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 109
Vistra Operations, 6.95%, 10/15/33 (1) 130,000 143
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 197
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  55,000 59
Wells Fargo, VR, 4.611%, 4/25/53 (12) 340,000 306
Western Midstream Operating, 4.50%, 3/1/28  60,000 59
Western Midstream Operating, 6.35%, 1/15/29  60,000 63
Westlake, 1.625%, 7/17/29 (EUR)  382,000 379
Williams, 5.15%, 3/15/34  110,000 109
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  300,000 294
Xcel Energy, 3.40%, 6/1/30  360,000 334
Total Corporate Bonds (Cost $80,433) 80,227
EQUITY MUTUAL FUNDS  11.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 2,676,510 85,113
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 6,552,238 63,229

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Real Assets Fund - I Class (3) 5,574,890 85,742
Total Equity Mutual Funds (Cost $204,945) 234,084
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 196
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 510,000 491
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  255,000 257
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 202
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 200,000 209
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 205,000 205
Freeport Indonesia, 5.315%, 4/14/32  315,000 314
Gaci First Investment, 4.875%, 2/14/35 (5) 315,000 305
Gaci First Investment, 5.125%, 2/14/53  525,000 462
Logicor Financing, 0.875%, 1/14/31 (EUR)  330,000 298
Orsted, 3.75%, 3/1/30 (EUR)  315,000 344
Petroleos Mexicanos, 6.84%, 1/23/30  335,000 311
Petroleos Mexicanos, 8.75%, 6/2/29  615,000 624
Republic of Panama, 7.50%, 3/1/31  565,000 597
Republic of Peru, 5.375%, 2/8/35  170,000 168
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 230,000 225
Total Foreign Government Obligations & Municipalities
(Cost $5,181) 5,208
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  55,000 60
60
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  55,000 60
60
Total Municipal Securities (Cost $116) 120
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.4%
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  150,000 156
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  265,000 275
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.883%, 11/15/34 (1) 195,000 3

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  85,000 88
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 160,136 141
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  705,000 729
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.251%, 5/15/41 (1) 629,019 631
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 49,216 44
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 141,021 119
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 26,829 26
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  286,436 286
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.251%, 8/15/41 (1) 305,000 305
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 106,667 103
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.552%, 3/25/50 (1) 101,594 96
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 306,835 250
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 23,771 21
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 15,316 14
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.896%, 7/25/44 (1) 4,835 5
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.913%, 10/25/50 (1) 154,130 132
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 116,644 96
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 136
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 59,192 53
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 68,417 61
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.57%, 12/25/50 (1) 225,159 195
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 58,875 53
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 3,696 4

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 8,131 8
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.256%, 6/25/50 (1) 232,880 200
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 6.074%, 8/15/38 (1) 679,421 670
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.201%, 5/15/41 (1) 375,000 374
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 227,267 186
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 135,000 130
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 157,904 140
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.001%, 5/15/39 (1) 440,000 438
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  119,119 114
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.787%, 8/25/47 (1) 185,346 172
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 27,916 26
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 7,148 7
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 24,883 23
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 1,604 2
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.984%, 5/25/44 (1) 207,085 207
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.702%, 10/25/59 (1) 126,935 129
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.201%, 6/15/39 (1) 140,000 140
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 291,445 237
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 157,465 134
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 215,000 217
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 669

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 68
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $8,976) 8,313
PREFERRED STOCKS  0.0%
CONSUMER DISCRETIONARY  0.0%
Automobiles  0.0%
Dr. Ing. h.c. F. Porsche (EUR)  14,842 930
Total Consumer Discretionary 930
Total Preferred Stocks (Cost $1,234) 930
PRIVATE INVESTMENT COMPANIES  3.9%
Blackstone Partners Offshore Fund (6)(9) 31,705 81,433
Total Private Investment Companies (Cost $49,310) 81,433
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  3.6%
U.S. Government Agency Obligations  2.7%
Federal Home Loan Mortgage
2.50%, 4/1/30  69,930 67
3.00%, 12/1/42 - 4/1/43  680,518 617
3.50%, 8/1/42 - 3/1/46  770,251 716
4.00%, 8/1/40 - 12/1/41  314,106 303
4.50%, 6/1/39 - 10/1/41  231,637 229
5.00%, 7/1/25 - 8/1/40  83,848 86
6.00%, 10/1/32 - 8/1/38  57,843 60
6.50%, 11/1/29 - 10/1/32  6,242 6
7.00%, 10/1/25 - 6/1/32  3,907 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  5,062 5
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  9,730 10
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  8,135 8
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  816,536 107
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  59,438 52
2.00%, 8/1/36 - 9/1/52  4,424,452 3,612
2.50%, 6/1/37 - 5/1/52  5,409,222 4,616
3.00%, 5/1/31 - 1/1/52  1,472,586 1,325
3.50%, 11/1/47 - 11/1/50  477,770 442

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 8/1/37 - 9/1/52  545,437 521
4.50%, 9/1/37 - 11/1/52  850,778 820
5.00%, 10/1/52 - 7/1/54  521,089 513
5.50%, 8/1/53 - 9/1/54  1,423,802 1,428
6.00%, 6/1/54 - 7/1/54  445,512 453
6.50%, 1/1/54  28,853 30
7.00%, 6/1/54  105,248 110
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  80,590 72
3.50%, 6/1/42 - 5/1/46  413,077 383
4.00%, 11/1/40  144,441 140
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.871%,
7.812%, 8/1/36  11,113 11
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  297,785 37
6.50%, 2/25/32  1,873 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  1,076,476 918
2.00%, 5/1/36 - 4/1/52  15,385,743 12,698
2.50%, 1/1/32 - 6/1/52  7,231,561 6,169
3.00%, 8/1/27 - 4/1/52  4,908,671 4,442
3.50%, 2/1/35 - 1/1/52  2,806,668 2,607
4.00%, 7/1/35 - 12/1/52  2,337,108 2,236
4.50%, 7/1/39 - 7/1/52  1,563,400 1,526
5.00%, 7/1/33 - 11/1/53  1,777,271 1,763
5.50%, 11/1/34 - 5/1/54  2,234,679 2,246
6.00%, 3/1/33 - 8/1/54  3,433,390 3,498
6.50%, 7/1/32 - 5/1/54  1,302,416 1,342
7.00%, 9/1/30 - 3/1/54  105,348 110
UMBS, TBA (14)
5.00%, 12/1/54  625,000 613
5.50%, 12/1/54  55,000 55
6.50%, 12/1/54  840,000 860
57,866
U.S. Government Obligations  0.9%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  190,461 168
2.00%, 1/20/51 - 3/20/52  3,527,076 2,899
2.50%, 8/20/50 - 3/20/52  4,114,087 3,517
3.00%, 9/15/42 - 6/20/52  2,902,993 2,586
3.50%, 11/20/42 - 7/20/52  2,204,227 2,043
4.00%, 2/20/41 - 10/20/52  1,753,778 1,662
4.50%, 11/20/39 - 4/20/53  1,281,400 1,252
5.00%, 7/20/39 - 6/20/48  667,728 670

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 10/20/32 - 3/20/49  357,856 365
6.00%, 8/20/34 - 11/20/52  569,058 582
6.50%, 2/15/29  666 1
7.00%, 9/20/27  278 —
7.50%, 1/15/30  2,116 2
8.00%, 10/20/25  11 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  46,221 43
3.50%, 10/20/50  190,000 160
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  861,798 104
3.50%, 5/20/43  95,087 14
4.00%, 2/20/43  36,886 4
Government National Mortgage Assn., TBA (14)
2.50%, 12/20/54  285,000 243
5.00%, 12/20/54  515,000 508
5.50%, 12/20/54  1,525,000 1,526
18,349
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $80,769) 76,215
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  4.5%
U.S. Treasury Obligations  4.5%
U.S. Treasury Bonds, 1.125%, 5/15/40  665,000 422
U.S. Treasury Bonds, 3.375%, 8/15/42  6,240,000 5,415
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 2,007
U.S. Treasury Bonds, 4.00%, 11/15/42  6,045,000 5,714
U.S. Treasury Bonds, 4.25%, 2/15/54  3,580,000 3,496
U.S. Treasury Bonds, 4.25%, 8/15/54  4,045,000 3,957
U.S. Treasury Bonds, 4.375%, 8/15/43  210,000 208
U.S. Treasury Bonds, 4.50%, 2/15/44  8,695,000 8,717
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,479
U.S. Treasury Notes, 1.50%, 1/31/27  6,515,000 6,157
U.S. Treasury Notes, 3.50%, 9/30/29  650,000 633
U.S. Treasury Notes, 3.625%, 8/31/29  3,995,000 3,916
U.S. Treasury Notes, 3.875%, 8/15/34  3,160,000 3,079
U.S. Treasury Notes, 4.00%, 7/31/29  3,015,000 3,003
U.S. Treasury Notes, 4.00%, 10/31/29  475,000 473
U.S. Treasury Notes, 4.125%, 6/15/26 (15) 7,695,000 7,679
U.S. Treasury Notes, 4.125%, 10/31/29  5,445,000 5,453
U.S. Treasury Notes, 4.375%, 5/15/34  10,020,000 10,158
U.S. Treasury Notes, 4.50%, 7/15/26  5,605,000 5,627

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.625%, 9/15/26  4,760,500 4,793
U.S. Treasury Notes, 4.625%, 10/15/26  8,510,000 8,572
U.S. Treasury Notes, 4.625%, 9/30/28  1,945,000 1,979
93,937
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $94,437) 93,937
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Treasury Reserve Fund, 4.66% (3)(16) 25,371,944 25,372
Total Short-Term Investments (Cost $25,372) 25,372
SECURITIES LENDING COLLATERAL  0.5%
TOTAL INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.67% (3)(16) 10,181,735 10,182
Total Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase Bank 10,182
Total Securities Lending Collateral (Cost $10,182) 10,182
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate
Swap, 3/28/35 Pay
Fixed 4.00% Annually,
Receive Variable
4.59% (SOFR)
Annually, 3/26/25 @
4.00%* (6) 1 6,200 53

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest Rate
Swap, 3/17/55 Pay
Fixed 4.00% Annually,
Receive Variable
4.59% (SOFR)
Annually, 3/13/25 @
4.00%* (6) 1 3,100 30
Total Options Purchased (Cost $59) 83
Total Investments in Securities
100.6% of Net Assets
(Cost $1,556,782) $ 2,106,778
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $48,748 and represents 2.3% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) See Note 4. All or a portion of this security is on loan at November 30, 2024.
(6) Non-income producing
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,088 and represents 0.2% of net assets.
(9) See Note 2. Level 3 in fair value hierarchy.
(10) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at November 30, 2024, was $347 and was valued at $396 (0.0%
of net assets).
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,805 and represents 0.2% of net assets.
(15) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $78.00 806 6,451 (9)
Morgan Stanley
S&P 500 Index, Put,
12/20/24 @ $5,750.00 169 101,947 (165)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 587 4,698 (61)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 587 4,698 (11)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 1,577 12,622 (163)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 1,577 12,622 (31)
Total Options Written (Premiums $(1,920)) $ (440)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 800 5 (4) 9
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 800 4 (5) 9
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
4.823% (SOFR + 0.00%) at Maturity,
12/20/24 1,641 5 (10) 15
Total Bilateral Total Return Swaps (19) 33
Total Bilateral Swaps (19) 33
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 470 5 (1) 6
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 21,967 569 515 54
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S42, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 (EUR) 2,773 67 66 1
Total Centrally Cleared Credit Default Swaps,
Protection Sold 61

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.253% Annually, Pay Variable
4.707% (GBP SONIA) Annually, 11/9/26
(GBP) 6,198 14 — 14
Total Centrally Cleared Interest Rate Swaps 14
Total Centrally Cleared Swaps 75
Net payments (receipts) of variation margin to date (62)
Variation margin receivable (payable) on centrally cleared swaps $ 13
* Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $5.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/21/25 USD 6,997 EUR 6,607 $ (11)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (11)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 46 Euro BOBL contracts 12/24 (5,826) $ (68)
Short, 5 Euro BUND contracts 12/24 (712) (15)
Short, 35 MSCI EAFE Index contracts 12/24 (4,080) 187
Short, 70 S&P 500 E-Mini Index contracts 12/24 (21,180) (683)
Short, 2 U.S. Treasury Long Bond contracts 3/25 (239) (3)
Long, 182 U.S. Treasury Notes five year contracts 3/25 19,583 153
Long, 102 U.S. Treasury Notes ten year contracts 3/25 11,341 84
Long, 27 U.S. Treasury Notes two year contracts 3/25 5,565 17
Long, 65 Ultra U.S. Treasury Bonds contracts 3/25 8,267 132
Short, 109 Ultra U.S. Treasury Notes ten year
contracts 3/25 (12,513) (210)
Net payments (receipts) of variation margin to date 210
Variation margin receivable (payable) on open futures contracts $ (196)

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.06%  $ — $ (244) $ 1,415
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.15% ^^ 8,857 10,659 1,897
T. Rowe Price Inflation Protected Bond Fund - I
Class, 3.91%  — (64) 321
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 1,661 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.45%  93 134 954
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.66%  75 1,677 2,129
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.65%  — 2,185 1,385
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 3.63%  180 (49) 21
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  368 427 —
T. Rowe Price Real Assets Fund - I Class  187 4,792 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.48%  1,600 3,725 1,027
T. Rowe Price Government Reserve Fund,
4.67% — — —++
T. Rowe Price Treasury Reserve Fund, 4.66% — — 814
Totals $ 11,360# $ 24,903 $ 9,963+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.06%  $ 52,932 $ 4,405 $ — $ 57,093
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.15% ^^ 63,010 68,504 79,508 62,665
T. Rowe Price Inflation
Protected Bond Fund - I Class,
3.91%  5,291 3,321 — 8,548
T. Rowe Price Institutional
Emerging Markets Equity
Fund  81,452 2,000 — 85,113
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.45%  24,156 947 3,308 21,929
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.66%  61,282 2,118 825 64,252
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.65%  81,017 3,978 — 87,180
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 3.63%  4,491 21 4,250 213
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  66,170 — 3,368 63,229
T. Rowe Price Real Assets
Fund - I Class  81,762 4,001 4,813 85,742
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.48%  51,150 1,021 4,800 51,096
T. Rowe Price Government
Reserve Fund, 4.67% 3,973  ¤  ¤ 10,182
T. Rowe Price Treasury
Reserve Fund, 4.66% 19,131  ¤  ¤ 25,372
Total $ 622,614^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $9,963 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $633,654.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond
Fund acquired through a corporate action.

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,556,782) $ 2,106,778
Receivable for investment securities sold 8,063
Interest and dividends receivable 3,520
Receivable for shares sold 607
Foreign currency (cost $302) 305
Unrealized gain on bilateral swaps 33
Variation margin receivable on centrally cleared swaps 13
Other assets 2,094
Total assets 2,121,413
Liabilities
Payable for investment securities purchased 13,125
Obligation to return securities lending collateral 10,182
Payable for shares redeemed 2,867
Investment management fees payable 610
Options written (premiums $1,920) 440
Variation margin payable on futures contracts 196
Due to affiliates 96
Bilateral swap premiums received 19
Unrealized loss on forward currency exchange contracts 11
Payable to directors 1
Other liabilities 190
Total liabilities 27,737
NET ASSETS $ 2,093,676

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 605,195
Paid-in capital applicable to 81,353,693 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,488,481
NET ASSETS $ 2,093,676
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,019,932; Shares outstanding: 39,612,938) $ 25.75
I Class
(Net assets: $1,073,744; Shares outstanding: 41,740,755) $ 25.72

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $122) $ 17,202
.
  Interest 6,695
Securities lending 11
Other 1
Total income 23,909
Expenses
Investment management 5,567
Shareholder servicing
Investor Class $ 767
I Class 94 861
Prospectus and shareholder reports
Investor Class 16
I Class 3 19
Custody and accounting 197
Legal and audit 62
Registration 31
Directors 3
Miscellaneous 12
Waived / paid by Price Associates (1,831)
Total expenses 4,921
Net investment income 18,988

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 44,508
Futures (1,234)
Swaps (6)
Options written (1,976)
Forward currency exchange contracts 366
Foreign currency transactions (3)
Net realized gain 41,655
Change in net unrealized gain / loss
Securities 79,395
Futures (360)
Swaps 103
Options written 2,647
Forward currency exchange contracts (15)
Other assets and liabilities denominated in foreign currencies 10
Change in net unrealized gain / loss 81,780
Net realized and unrealized gain / loss 123,435
INCREASE IN NET ASSETS FROM OPERATIONS $ 142,423

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,988 $ 46,327
Net realized gain 41,655 114,401
Change in net unrealized gain / loss 81,780 135,571
Increase in net assets from operations 142,423 296,299
Distributions to shareholders
Net earnings
Investor Class (10,502) (34,260)
I Class (10,997) (32,783)
Decrease in net assets from distributions (21,499) (67,043)
Capital share transactions
*
Shares sold
Investor Class 51,799 90,582
I Class 162,563 96,775
Distributions reinvested
Investor Class 10,200 33,155
I Class 10,688 31,889
Shares redeemed
Investor Class (149,257) (285,553)
I Class (111,602) (266,647)
Decrease in net assets from capital share
transactions (25,609) (299,799)
Net Assets
Increase (decrease) during period 95,315 (70,543)
Beginning of period 1,998,361 2,068,904
End of period $ 2,093,676 $ 1,998,361
*Share information (000s)
Shares sold
Investor Class 2,067 3,977
I Class 6,590 4,250
Distributions reinvested
Investor Class 411 1,465
I Class 431 1,410
Shares redeemed
Investor Class (5,988) (12,586)
I Class (4,463) (11,702)
Decrease in shares outstanding (952) (13,186)

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has two classes of shares: the Spectrum Moderate Allocation Fund
(Investor Class) and the Spectrum Moderate Allocation Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Moderate Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about

T. ROWE PRICE Spectrum Moderate Allocation Fund

segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE Spectrum Moderate Allocation Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Moderate Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 290,514 $ — $ 290,514
Bond Mutual Funds 352,976 — — 352,976
Common Stocks 863,942 242,748 1,049 1,107,739
Convertible Bonds — — 51 51
Convertible Preferred Stocks — — 3,414 3,414
Equity Mutual Funds 234,084 — — 234,084
Preferred Stocks — 930 — 930
Private Investment
Companies — — 81,433 81,433
Short-Term Investments 25,372 — — 25,372
Securities Lending Collateral 10,182 — — 10,182
Options Purchased — 83 — 83
Total Securities 1,486,556 534,275 85,947 2,106,778
Swaps* — 89 — 89
Futures Contracts* 573 — — 573
Total $ 1,487,129 $ 534,364 $ 85,947 $ 2,107,440
Liabilities
Options Written $ — $ 440 $ — $ 440
Forward Currency Exchange
Contracts — 11 — 11
Futures Contracts* 979 — — 979
Total $ 979 $ 451 $ — $ 1,430
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2024, totaled $3,922,000 for the six months ended November 30, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
11/30/24
Investment in Securities
Common Stocks $ 1,241 $ 24 $ 77 $ (293) $ 1,049
Convertible Bonds 51 — — — 51
Convertible Preferred Stocks 3,295 42 354 (277) 3,414
Private Investment Companies 77,514 3,919 — — 81,433
Total $ 82,101 $ 3,985 $ 431 $ (570) $ 85,947
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,049 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.9x
– 10.8x
6.6x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to sales
multiple
8.5x
– 9.7x
9.1x Increase
Sales growth
rate
5%
– 29%
26% Increase
Enterprise
value to gross
profit multiple
5.0x
– 13.3x
10.7x Increase
Projected
enterprise
value to gross
profit multiple
12.6x
– 14.4x
13.5x Increase
Gross profit
growth rate
25%
– 29%
29% Increase
Enterprise
value to
EBITDA
multiple
20.4x 20.4x Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium
to public
company
multiples
25% 25% Increase
Discount for
dilution
43% 43% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 51 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 3,414 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 13.4x
7.3x Increase
Projected
enterprise
value to sales
multiple
2.6x
– 17.6x
8.7x Increase
Sales growth
rate
0%
– 124%
53% Increase
Enterprise
value to gross
profit multiple
1.6x
– 21.6x
14.9x Increase
Projected
enterprise
value to gross
profit multiple
8.1x
– 21.6x
16.6x Increase
Gross profit
growth rate
0%
– 171%
80% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
11.5x
– 20.4x
15.7x Increase
Projected
enterprise
value to
EBITDA
multiple
25.0x
– 37.6x
35.5x Increase
EBITDA
growth rate
56% 56% Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium
to public
company
multiples
25%
– 147%
87% Increase
Discount for
dilution
43% 43% Decrease
Discount rate
for cost of
capital
10%
– 30%
14% Decrease
Discount for
uncertainty
80%
– 100%
86% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 81,433 Rollforward of
Investee NAV
Estimated
return
1.65% 1.65% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 483
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 75
Equity derivatives Futures 187
^
,*
Total $ 745
^
,*
Liabilities
Interest rate derivatives Futures $ 296
Foreign exchange derivatives Forwards 11
Credit derivatives Options Written 275
Equity derivatives Futures, Options Written 848
Total $ 1,430
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 24 $ 24
Interest rate
derivatives (511) 184 (437) — — (764)
Foreign
exchange
derivatives — — — 366 — 366
Credit
derivatives (43) 295 — — (30) 222
Equity
derivatives — (2,455) (797) — — (3,252)
Total $ (554) $ (1,976) $ (1,234) $ 366 $ (6) $ (3,404)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 65 $ 584 $ 184 $ — $ 14 $ 847
Foreign
exchange
derivatives — — — (15) — (15)
Credit
derivatives — (148) — — 89 (59)
Equity
derivatives — 2,211 (544) — — 1,667
Total $ 65 $ 2,647 $ (360) $ (15) $ 103 $ 2,440

T. ROWE PRICE Spectrum Moderate Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $128,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2024, securities valued at $3,289,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement

T. ROWE PRICE Spectrum Moderate Allocation Fund

of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies;
as an efficient means of adjusting exposure to all or part of a target market;
or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 7% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the

T. ROWE PRICE Spectrum Moderate Allocation Fund

counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 14% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value

T. ROWE PRICE Spectrum Moderate Allocation Fund

of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the

T. ROWE PRICE Spectrum Moderate Allocation Fund

payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $25,367,000 (1.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
1% and 2% of net assets.

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of November 30, 2024, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $9,749,000; the value of cash collateral and related investments was $10,182,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $369,707,000 and $406,751,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities aggregated $117,715,000 and $119,543,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Spectrum Moderate Allocation Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,573,125,000. Net unrealized gain aggregated $533,471,000 at period-end, of which $620,978,000 related to appreciated investments and $87,507,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in

T. ROWE PRICE Spectrum Moderate Allocation Fund

excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2024 as indicated in the table below. At November 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously

T. ROWE PRICE Spectrum Moderate Allocation Fund

waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2024, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $416,000 for T. Rowe Price Services, Inc.;
and $40,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 09/30/25 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Allocation Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
November 30, 2024, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.49% $ 135
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.70% 222
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 4
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 478
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 63
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 158
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.49% 202
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 6
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 1.00% 274
T. Rowe Price Real Assets Fund - I Class 0.64% 273
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 16
Total Management Fee Waived $ 1,831

T. ROWE PRICE Spectrum Moderate Allocation Fund

Total management fee waived was allocated ratably in the amounts of $909,000 and $922,000 for the Investor Class and I Class, respectively, for the six months ended November 30, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended November 30, 2024, this reimbursement amounted to less than $1,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F102-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025